UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436
                                  ---------------------------------------
                           CAPSTONE SERIES FUND, INC.
--------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
5847 SAN FELIPE, SUITE 4100, HOUSTON, TX                             77057
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                  (Address of principal executive offices)        (Zip code)
CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO                43219
--------------------------------------------------------------------------------
                              (Name and address of agent for service)
Registrant's telephone number, including area code:  800-262-6631
                                                   ------------------

Date of fiscal year end:  April 30, 2009
                        -------------------------------------

Date of reporting period:  July 31, 2008
                        -------------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC] [SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549- 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in [SEC] [SEC] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS (100.0%)

AEROSPACE & DEFENSE (1.5%)
AAR Corp.(a)                                           3,350         $    57,587
Alliant Techsystems, Inc.(a)                           2,290             226,687
Applied Signal Technology, Inc.                        4,850              71,004
BE Aerospace, Inc.(a)                                  3,580              91,934
Ceradyne, Inc.(a)                                      3,570             165,469
Cubic Corp.                                              650              17,368
Curtiss-Wright Corp.                                   3,070             161,605
DRS Technologies, Inc.                                 1,680             132,384
Esterline Technologies Corp.(a)                        1,220              59,512
GenCorp, Inc.(a)                                       1,850              15,503
Kaman Corp., Class A                                     980              24,578
Moog, Inc., Class A(a)                                 1,710              76,010
Orbital Sciences Corp.(a)                              5,440             136,054
Teledyne Technologies, Inc.(a)                         2,230             140,267
Triumph Group, Inc.                                      820              43,427
                                                                     -----------
                                                                       1,419,389
                                                                     -----------
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.                                      2,890             105,745
Hub Group, Inc., Class A(a)                            1,420              55,181
                                                                     -----------
                                                                         160,926
                                                                     -----------
AIRLINES (0.2%)
AirTran Holdings, Inc.(a)                              2,960               8,643
Alaska Air Group, Inc.(a)                              5,020              89,758
JetBlue Airways Corp.(a)                              10,420              54,913
SkyWest, Inc.                                          2,350              35,767
                                                                     -----------
                                                                         189,081
                                                                     -----------
AUTO COMPONENTS (1.3%)
ArvinMeritor, Inc.                                    20,300             280,343
BorgWarner, Inc.                                       4,460             179,827
Drew Industries, Inc.(a)                               3,830              56,684
Gentex Corp.                                           4,930              76,218
Lear Corp.(a)                                          6,160              88,766
LKQ Corp.(a)                                           5,850             119,925
Modine Manufacturing Co.                               7,580             132,195
Standard Motor Products, Inc.                         23,380             219,538
Superior Industries International, Inc.                6,220             105,056
                                                                     -----------
                                                                       1,258,552
                                                                     -----------
AUTO PARTS & EQUIPMENT (0.0%)
ATC Technology Corp.(a)                                  900              22,608
Spartan Motors, Inc.                                   1,020               5,528
                                                                     -----------
                                                                          28,136
                                                                     -----------
AUTOMOBILES (0.1%)
Fleetwood Enterprises, Inc.(a)                         2,030               5,745
Monaco Coach Corp.                                    12,450              27,888
Thor Industries, Inc.                                  1,550              30,411
Winnebago Industries, Inc.                             1,080              13,781
                                                                     -----------
                                                                          77,825
                                                                     -----------
BEVERAGES (0.2%)
Hansen Natural Corp.(a)                                5,490             125,501
PepsiAmericas, Inc.                                    2,040              48,287
                                                                     -----------
                                                                         173,788
                                                                     -----------
BIOTECHNOLOGY (0.8%)
ArQule, Inc.(a)                                        1,120               4,245
Cephalon, Inc.(a)                                      2,690             196,800
Martek Biosciences Corp.(a)                            5,760             216,634
PDL BioPharma, Inc.                                    4,260              47,584
Regeneron Pharmaceuticals, Inc.(a)                     2,330              51,004
Savient Pharmaceuticals, Inc.(a)                       1,600              42,528
Vertex Pharmaceuticals, Inc.(a)                        5,330             183,885
                                                                     -----------
                                                                         742,680
                                                                     -----------
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.                               1,130              19,526
Griffon Corp.(a)                                       7,640              76,782
Lennox International, Inc.                             2,280              81,396
NCI Building Systems, Inc.(a)                          2,110              79,041
Quanex Building Products Corp.                         2,565              39,501
Simpson Manufacturing Co., Inc.                        3,860              92,679
Universal Forest Products, Inc.                        4,210             113,670
                                                                     -----------
                                                                         502,595
                                                                     -----------
CAPITAL MARKETS (1.4%)
Apollo Investment Corp.                                6,530             104,023
Eaton Vance Corp.                                      6,180             229,525
Investment Technology Group, Inc.(a)                   1,800              53,532
Jefferies Group, Inc.                                  4,540              86,215
LaBranche & Co., Inc.(a)                               1,780              12,300
optionsXpress Holdings, Inc.                           6,060             150,349
Piper Jaffray Cos., Inc.(a)                            1,040              36,920
Raymond James Financial, Inc.                          3,800             109,820
SEI Investments Co.                                    6,860             157,986
SWS Group, Inc.                                        8,045             152,211
Tradestation Group, Inc.(a)                           10,930             117,825
Waddell & Reed Financial, Inc., Class A                3,400             113,560
                                                                     -----------
                                                                       1,324,266
                                                                     -----------
CHEMICALS (3.4%)
A. Schulman, Inc.                                      4,720             109,646
Airgas, Inc.                                           3,200             183,296
Albemarle Corp.                                        2,880             112,118
Arch Chemicals, Inc.                                     980              31,458
Balchem Corp.                                          2,640              66,660
Cabot Corp.                                            3,420              91,759
CF Industries Holdings, Inc.                           2,480             405,381
Chemtura Corp.                                        18,930             123,424
Cytec Industries, Inc.                                 1,800              97,308
Ferro Corp.                                            4,540              98,790
FMC Corp.                                              2,820             209,724
Georgia Gulf Corp.                                    24,620              71,398
H.B. Fuller Co.                                        1,950              48,750
Lubrizol Corp.                                         3,190             158,862
Material Sciences Corp.(a)                             4,060              30,734
Minerals Technologies, Inc.                              930              59,994
NewMarket Corp.                                        2,050             126,608
Olin Corp.                                             6,130             182,306

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

CHEMICALS -- CONTINUED
OM Group, Inc.(a)                                      1,310         $    44,016
OMNOVA Solutions, Inc.(a)                              6,440              17,324
Penford Corp.                                            460               6,587
PolyOne Corp.(a)                                      18,300             137,250
Quaker Chemical Corp.                                  3,950             118,026
RPM International, Inc.                                7,480             153,340
Sensient Technologies Corp.                            2,710              84,335
Terra Industries, Inc.                                 5,240             282,960
The Scotts Miracle-Gro Co., Class A                    1,830              35,648
The Valspar Corp.                                      5,520             119,618
Tronox, Inc., Class B                                 16,110              22,554
Zep, Inc.                                                655              11,181
                                                                     -----------
                                                                       3,241,055
                                                                     -----------
COMMERCIAL BANKS (3.6%)
Associated Bancorp                                     7,040             117,498
Bank of Hawaii Corp.                                   2,350             118,416
Boston Private Financial Holdings, Inc.                1,400              10,962
Cascade Bancorp                                          930               6,947
Cathay General Bancorp                                 1,950              31,083
Central Pacific Financial Corp.                        6,780              75,055
City National Corp.                                    2,280             112,016
Colonial BancGroup, Inc.                              10,420              69,397
Columbia Banking System, Inc.                            940              14,203
Commerce Bancshares, Inc.                              2,630             114,747
Community Bank System, Inc.                            3,900              92,040
Cullen/Frost Bankers, Inc.                             2,760             145,562
East West Bancorp, Inc.                                2,460              29,299
First Bancorp                                         19,930             174,387
First Commonwealth Financial Corp.                     5,920              67,488
First Financial Bancorp                                5,160              58,308
First Financial Bankshares, Inc.                         890              40,842
First Midwest Bancorp, Inc.                            3,010              61,795
FirstMerit Corp.                                       5,370             105,682
Frontier Financial Corp.                               1,530              17,671
Glacier Bancorp, Inc.                                  1,820              39,439
Hancock Holding Co.                                    1,260              56,561
Hanmi Financial Corp.                                  6,250              33,125
Independent Bank Corp.                                 9,165              46,467
Irwin Financial Corp.                                  9,470              38,922
Nara Bancorp, Inc.                                     5,410              56,697
National Penn Bancshares, Inc.                         5,600              75,208
Old National Bancorp                                   5,660              85,919
PacWest Bancorp                                        2,440              45,433
PrivateBancorp, Inc.                                   2,760              81,558
Prosperity Bancshares, Inc.                            1,780              57,138
Provident Bankshares Corp.                             4,400              40,040
Signature Bank(a)                                      1,300              38,259
South Financial Group, Inc.                            5,940              35,818
Sterling Bancorp                                       4,300              60,372
Sterling Bancshares, Inc.                              2,230              21,676
Sterling Financial Corp.                               4,815              36,016
Susquehanna Bancshares, Inc.                           7,380             105,682
SVB Financial Group(a)                                 1,610              92,720
Synovus Financial Corp.                               10,310              98,048
TCF Financial Corp.                                    7,420              94,605
UCBH Holdings, Inc.                                    6,500              29,315
UMB Financial Corp.                                    1,630              89,764
Umpqua Holdings Corp.                                  7,950             107,961
United Bankshares, Inc.                                2,630              66,250
United Community Banks, Inc.                           1,570              16,721
Westamerica Bancorp                                    1,530              79,560
Whitney Holding Corp.                                  4,460              91,698
Wilmington Trust Corp.                                 3,730              87,916
Wilshire Bancorp, Inc.                                11,540             142,173
Wintrust Financial Corp.                               1,370              28,290
                                                                     -----------
                                                                       3,442,749
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (4.4%)
ABM Industries, Inc.                                   4,930             117,975
Administaff, Inc.                                        960              27,562
Angelica Corp.                                         5,070             111,236
Bowne & Co., Inc.                                        910              11,766
Brady Corp.                                            2,100              77,007
CDI Corp.                                              2,560              52,685
ChoicePoint, Inc.(a)                                   2,670             127,759
Coinstar, Inc.(a)                                      4,930             170,036
Consolidated Graphics, Inc.(a)                           640              21,440
Copart, Inc.(a)                                        3,790             166,229
Corrections Corp. of America(a)                        4,460             125,014
Darling International, Inc.(a)                         2,610              42,230
Deluxe Corp.                                           2,300              32,890
G & K Services, Inc., Class A                            890              30,296
Healthcare Services Group                              1,355              22,507
Heidrick & Struggles International, Inc.                 790              22,404
Herman Miller, Inc.                                    2,110              55,155
HMS Holdings Corp.(a)                                    760              18,909
HNI Corp.                                              1,860              40,269
Kelly Services, Inc., Class A                          8,950             164,769
Korn/Ferry International, Inc.(a)                      5,530              96,775
Lender Processing Services, Inc.(a)                    3,490             116,391
Manpower, Inc.                                         4,040             193,920
Marvel Entertainment, Inc.(a)                          4,750             164,825
Mine Safety Appliances Co.                             2,120              70,045
Mobile Mini, Inc.(a)                                   1,290              25,774
Navigant Consulting, Inc.(a)                           7,570             139,894
On Assignment, Inc.(a)                                 1,130               9,639
Republic Services, Inc., Class A                       5,430             176,475
Rollins, Inc.                                          3,780              64,562
School Specialty, Inc.(a)                                870              28,980
Spherion Corp.(a)                                     15,320              74,915
Standard Register Co.                                  9,450              83,443
Stericycle, Inc.(a)                                    3,830             228,842
Tetra Tech, Inc.(a)                                    2,090              60,046
The Brink's Co.                                        1,880             129,645
The Corporate Executive Board Co.                      2,870             107,568
The Dun & Bradstreet Corp.                             3,140             303,450
TrueBlue, Inc.(a)                                      1,440              21,744
United Stationers, Inc.(a)                             1,700              65,161
Viad Corp.                                               960              29,261
Volt Information Sciences, Inc.(a)                     7,815             108,394
Waste Connections, Inc.(a)                             3,585             130,458
Watson Wyatt & Co. Holdings                            1,730             100,236
Wright Express Corp.(a)                                5,860             155,583
                                                                     -----------
                                                                       4,124,164
                                                                     -----------
COMMUNICATIONS EQUIPMENT (1.7%)
ADC Telecommunications, Inc.(a)                        4,270              40,394
ADTRAN, Inc.                                           2,100              46,956

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

COMMUNICATIONS EQUIPMENT -- CONTINUED
Arris Group, Inc.(a)                                   4,269         $    40,854
Avocent Corp.(a)                                       1,910              45,420
Bel Fuse, Inc.                                           720              20,419
Belden CDT, Inc.                                       1,900              70,148
Black Box Corp.                                        1,920              57,024
Blue Coat Systems, Inc.(a)                             1,420              20,633
CommScope, Inc.(a)                                     2,730             121,731
Comtech Telecommunications Corp.(a)                    2,560             125,773
Digi International, Inc.(a)                              790               7,995
Ditech Networks, Inc.(a)                              10,130              20,057
Dycom Industries, Inc.(a)                              1,510              23,964
F5 Networks, Inc.(a)                                   7,770             226,495
Foundry Networks, Inc.(a)                              5,170              90,165
Harmonic, Inc.(a)                                      2,830              22,046
Harris Corp.                                           6,050             291,307
NETGEAR, Inc.(a)                                       5,730              86,810
Network Equipment Technologies, Inc.(a)                  920               2,686
PCTEL, Inc.                                              750               7,823
Plantronics, Inc.                                      4,710             114,688
Polycom, Inc.(a)                                       3,350              79,060
Symmetricom, Inc.(a)                                   6,030              29,125
Tollgrade Communications, Inc.(a)                        500               2,600
ViaSat, Inc.(a)                                        2,330              53,660
                                                                     -----------
                                                                       1,647,833
                                                                     -----------
COMPUTERS & PERIPHERALS (1.1%)
Adaptec, Inc.(a)                                       3,850              14,053
Avid Technology, Inc.(a)                               1,440              31,838
Diebold, Inc.                                          3,670             135,717
Hutchinson Technology, Inc.(a)                           970              14,395
Imation Corp.                                          7,250             138,185
NCR Corp.(a)                                           6,250             167,875
Novatel Wireless, Inc.(a)                              1,100              10,285
Palm, Inc.                                            15,140              99,621
Stratasys, Inc.(a)                                     2,570              39,963
Synaptics, Inc.(a)                                     1,040              50,149
Western Digital Corp.(a)                              11,970             344,616
                                                                     -----------
                                                                       1,046,697
                                                                     -----------
CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group, Inc.(a)                                   2,530              76,204
Granite Construction, Inc.                             1,480              46,812
Insituform Technologies, Inc., Class A(a)              2,650              45,818
KBR, Inc.                                              6,310             179,835
Quanta Services, Inc.(a)                               6,450             199,176
Shaw Group, Inc.(a)                                    3,140             181,492
Standard Pacific Corp.                                22,750               4,323
URS Corp.(a)                                           3,300             138,336
                                                                     -----------
                                                                         871,996
                                                                     -----------
CONSTRUCTION MATERIALS (0.4%)
Headwaters, Inc.(a)                                   10,030             131,493
Martin Marietta Materials, Inc.                        1,720             180,549
Texas Industries, Inc.                                 1,200              62,040
                                                                     -----------
                                                                         374,082
                                                                     -----------
CONSUMER FINANCE (0.4%)
AmeriCredit Corp.(a)                                  11,710             102,696
Cash America International, Inc.                       1,300              54,808
First Cash Financial Services, Inc.(a)                 4,200              80,094
Rewards Network, Inc.(a)                                 940               4,672
World Acceptance Corp.(a)                              3,150             103,194
                                                                     -----------
                                                                         345,464
                                                                     -----------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                       2,610             101,007
Chesapeake Corp.(a)                                   21,710              39,078
Myers Industries, Inc.                                   870               9,744
Packaging Corp. of America                             3,370              86,003
Rock-Tenn Co., Class A                                 4,480             159,264
Sonoco Products Co.                                    5,110             166,688
Temple-Inland, Inc.                                    3,840              62,400
                                                                     -----------
                                                                         624,184
                                                                     -----------
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)                             3,600              32,868
Building Materials Holding Corp.                      25,540              47,504
                                                                     -----------
                                                                          80,372
                                                                     -----------
DIVERSIFIED CONSUMER SERVICES (1.7%)
Career Education Corp.(a)                              7,440             136,450
Corinthian Colleges, Inc.(a)                           8,620             135,765
DeVry, Inc.                                            2,300             130,663
Hillenbrand, Inc.                                      2,400              55,560
ITT Educational Services, Inc.(a)                      2,220             196,647
Matthews International Corp., Class A                  2,620             130,764
NutriSystem, Inc.                                      8,200             141,122
Pre-Paid Legal Services, Inc.(a)                       2,370              99,587
Regis Corp.                                            3,230              90,408
Service Corp. International                            8,610              82,398
Sotheby's                                              4,440             123,166
Strayer Education, Inc.                                1,090             242,743
Universal Technical Institute, Inc.(a)                 3,800              55,784
                                                                     -----------
                                                                       1,621,057
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Affiliated Managers Group, Inc.(a)                     2,260             195,264
Financial Federal Corp.                                2,740              63,157
National Financial Partners Corp.                      1,810              37,739
Portfolio Recovery Associates, Inc.(a)                 3,550             141,538
                                                                     -----------
                                                                         437,698
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Cincinnati Bell, Inc.(a)                               7,770              30,303
FairPoint Communications, Inc.                         2,800              19,432
General Communication, Inc., Class A(a)                1,510              13,545

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

DIVERSIFIED TELECOMMUNICATION SERVICES -- CONTINUED
NeuStar, Inc., Class A(a)                              2,910         $    61,052
                                                                     -----------
                                                                         124,332
                                                                     -----------
ELECTRIC UTILITIES (1.4%)
ALLETE, Inc.                                           2,580             109,805
Central Vermont Public Service Corp.                   2,440              53,778
Cleco Corp.                                            3,580              89,965
DPL, Inc.                                              3,750              95,175
El Paso Electric Co.(a)                                1,540              31,816
Great Plains Energy, Inc.                              7,201             181,903
Hawaiian Electric Industries, Inc.                     5,850             144,729
IDACORP, Inc.                                          3,090              92,113
Northeast Utilities                                    5,490             138,128
Sierra Pacific Resources                               8,940             101,380
UIL Holdings Corp.                                     2,680              83,830
Unisource Energy Corp.                                 3,230              98,677
Westar Energy, Inc.                                    5,800             128,064
                                                                     -----------
                                                                       1,349,363
                                                                     -----------
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.                                       2,480              98,456
Acuity Brands, Inc.                                    1,740              71,096
AMETEK, Inc.                                           3,990             190,962
Baldor Electric Co.                                    2,060              70,143
C&D Technologies, Inc.(a)                              5,630              45,209
Hubbell, Inc., Class B                                 2,350              99,076
MagneTek, Inc.(a)                                      1,070               4,976
REGAL-BELOIT Corp.                                     1,460              60,955
Roper Industries, Inc.                                 3,550             217,189
Thomas & Betts Corp.(a)                                2,130              88,139
Vicor Corp.                                              570               6,213
Woodward Governor Co.                                  2,200              99,000
                                                                     -----------
                                                                       1,051,414
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
Agilysys, Inc.                                           880              10,560
Amphenol Corp., Class A                                8,240             392,801
Anixter International, Inc.(a)                         1,350              91,840
Arrow Electronics, Inc.(a)                             5,780             186,231
Avnet, Inc.(a)                                         5,810             158,381
Benchmark Electronics, Inc.(a)                         4,610              67,490
Brightpoint, Inc.(a)                                   5,620              38,722
Checkpoint Systems, Inc.(a)                            1,590              33,501
Cognex Corp.                                           1,630              30,725
CTS Corp.                                              4,880              62,757
Daktronics, Inc.                                       3,840              68,544
Electro Scientific Industries, Inc.(a)                   970              15,171
FARO Technologies, Inc.(a)                             3,470              82,239
FLIR Systems, Inc.(a)                                  8,860             360,956
Gerber Scientific, Inc.(a)                             3,610              42,851
II-VI, Inc.(a)                                         1,000              38,460
Ingram Micro, Inc.(a)                                  9,990             184,116
Insight Enterprises, Inc.(a)                           5,000              63,800
Itron, Inc.(a)                                         1,400             129,262
Keithley Instruments, Inc.                               440               4,136
KEMET Corp.(a)                                         8,110              11,030
Littelfuse, Inc.(a)                                    1,050              33,558
LoJack Corp.(a)                                        3,360              20,630
Mercury Computer Systems, Inc.(a)                        790               6,036
Methode Electronics, Inc.                              3,020              33,794
MTS Systems Corp.                                        870              36,444
National Instruments Corp.                             2,180              74,229
Newport Corp.(a)                                       1,130              11,854
Park Electrochemical Corp.                             2,460              62,336
Photon Dynamics, Inc.(a)                                 550               8,195
Planar Systems, Inc.(a)                                  670               1,447
Plexus Corp.(a)                                        1,700              48,450
RadiSys Corp.(a)                                         710               8,222
Rogers Corp.(a)                                          910              37,592
ScanSource, Inc.(a)                                    2,910              89,308
SYNNEX Corp.(a)                                        7,810             182,442
Tech Data Corp.(a)                                     3,970             138,434
Technitrol, Inc.                                       1,530              21,451
Trimble Navigation Ltd.(a)                             6,050             200,860
TTM Technologies, Inc.(a)                              1,280              14,400
Vishay Intertechnology, Inc.(a)                       10,190              91,404
                                                                     -----------
                                                                       3,194,659
                                                                     -----------
ENERGY EQUIPMENT & SERVICES (3.3%)
Atwood Oceanics, Inc.(a)                               2,100              96,411
Basic Energy Services, Inc.(a)                         7,390             198,939
Bristow Group, Inc.(a)                                 1,140              51,289
CARBO Ceramics, Inc.                                   2,350             128,592
Dril-Quip, Inc.(a)                                     1,540              83,376
Exterran Holdings, Inc.(a)                             2,560             144,486
FMC Technologies, Inc.(a)                              5,860             362,031
Gulf Island Fabrication, Inc.                            440              19,514
Helix Energy Solutions Group, Inc.(a)                  5,820             185,833
Helmerich & Payne, Inc.                                3,840             227,059
ION Geophysical Corp.(a)                               2,890              46,153
Lufkin Industries, Inc.                                  660              58,872
Matrix Service Co.(a)                                  1,030              23,247
NATCO Group, Inc., Class A(a)                            780              37,167
Oceaneering International, Inc.(a)                     2,920             177,069
Patterson-UTI Energy, Inc.                             5,570             158,299
Pride International, Inc.(a)                           6,150             238,374
SEACOR Holdings, Inc.(a)                               1,020              85,343
Superior Energy Services, Inc.(a)                      2,980             141,341
Superior Well Services, Inc.(a)                        2,930              93,057
TETRA Technologies, Inc.(a)                            2,610              49,407
Tidewater, Inc.                                        2,140             128,272
Unit Corp.(a)                                          4,040             272,902
W-H Energy Services, Inc.(a)                           1,210             110,751
                                                                     -----------
                                                                       3,117,784
                                                                     -----------
FOOD & STAPLES RETAILING (0.7%)
BJ's Wholesale Club, Inc.(a)                           2,400              90,072
Casey's General Stores, Inc.                           1,840              45,264
Great Atlantic & Pacific Tea Co., Inc.(a)              1,880              29,911
Longs Drug Stores Corp.                                1,950              91,162
Nash Finch Co.                                         4,210             166,169
Ruddick Corp.                                          2,130              65,945
Spartan Stores, Inc.                                   4,630             110,148

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

FOOD & STAPLES RETAILING -- CONTINUED
United Natural Foods, Inc.(a)                          3,370         $    64,771
                                                                     -----------
                                                                         663,442
                                                                     -----------
FOOD PRODUCTS (1.1%)
Corn Products International, Inc.                      2,850             132,553
Flowers Foods, Inc.                                    2,645              79,535
Green Mountain Coffee Roasters, Inc.(a)                2,170              78,880
Hain Celestial Group, Inc.(a)                          1,540              40,256
Hormel Foods Corp.                                     2,520              91,148
J & J Snack Foods Corp.                                  630              19,952
J.M. Smucker Co.                                       2,870             139,884
Lancaster Colony Corp.                                   900              29,259
Lance, Inc.                                            2,510              46,184
Mannatech, Inc.                                       21,550             142,876
Peet's Coffee & Tea, Inc.(a)                             450               8,771
Ralcorp Holdings, Inc.(a)                              1,150              62,054
Sanderson Farms, Inc.                                    710              28,215
Smithfield Foods, Inc.(a)                              6,210             133,391
Tootsie Roll Industries, Inc.                            950              24,843
TreeHouse Foods, Inc.(a)                               1,230              33,333
                                                                     -----------
                                                                       1,091,134
                                                                     -----------
GAS UTILITIES (2.4%)
AGL Resources, Inc.                                    4,520             156,211
Atmos Energy Corp.                                     8,270             218,907
Energen Corp.                                          2,680             161,336
Equitable Resources, Inc.                              4,850             253,412
Laclede Group, Inc.                                    3,760             159,462
National Fuel Gas Co.                                  3,170             157,834
New Jersey Resources Corp.                             2,770              94,429
Northwest Natural Gas Co.                              1,820              82,355
ONEOK, Inc.                                            5,590             254,233
Piedmont Natural Gas Co., Inc.                         3,710              99,354
South Jersey Industries, Inc.                          1,150              42,895
Southern Union Co.                                     5,740             149,929
Southwest Gas Corp.                                    4,440             128,316
UGI Corp.                                              5,210             140,983
WGL Holdings, Inc.                                     3,920             135,358
                                                                     -----------
                                                                       2,235,014
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
Abaxis, Inc.(a)                                        2,690              53,504
Advanced Medical Optics, Inc.(a)                       2,460              42,706
Allscripts Healthcare Solutions, Inc.(a)               2,170              26,148
American Medical Systems Holdings, Inc.(a)             4,650              76,585
Analogic Corp.                                           630              46,103
ArthroCare Corp.(a)                                    1,110              23,465
Beckman Coulter, Inc.                                  2,500             180,850
BioLase Technology, Inc.(a)                              890               2,617
CONMED Corp.(a)                                        1,050              31,909
Cooper Cos., Inc.                                      3,590             120,983
Cyberonics, Inc.(a)                                      860              23,753
Datascope Corp.                                        1,560              72,821
DENTSPLY International, Inc.                           5,540             222,985
Edwards Lifesciences Corp.(a)                          2,200             137,896
Gen-Probe, Inc.(a)                                     3,230             172,224
Greatbatch, Inc.(a)                                    1,010              20,665
Haemonetics Corp.(a)                                   1,510              87,671
Hill-Rom Holdings, Inc.                                2,520              70,787
Hologic, Inc.(a)                                      12,570             232,168
ICU Medical, Inc.(a)                                   1,790              50,890
IDEXX Laboratories, Inc.(a)                            3,350             179,225
Immucor, Inc.(a)                                       5,490             165,414
Integra LifeSciences Holdings(a)                       2,650             120,999
Invacare Corp.                                         1,130              26,589
Kensey Nash Corp.(a)                                   1,890              65,640
Kinetic Concepts, Inc.(a)                              4,370             152,731
Mentor Corp.                                           1,410              34,982
Meridian Bioscience, Inc.                              1,440              37,454
Merit Medical Systems, Inc.(a)                         3,510              70,937
Osteotech, Inc.(a)                                       830               4,781
Palomar Medical Technologies, Inc.(a)                  8,610             110,122
ResMed, Inc.(a)                                        4,440             167,921
STERIS Corp.                                           2,280              77,908
SurModics, Inc.(a)                                     1,550              65,239
Symmetry Medical, Inc.(a)                              1,160              19,384
Techne Corp.(a)                                        2,550             202,776
Theragenics Corp.(a)                                   1,190               4,308
Varian, Inc.(a)                                        1,270              62,738
Vital Signs, Inc.                                        470              34,380
West Pharmaceutical Services, Inc.                     1,320              60,614
Zoll Medical Corp.(a)                                    810              25,515
                                                                     -----------
                                                                       3,386,387
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Air Methods Corp.(a)                                   1,790              51,319
Amedisys, Inc.(a)                                      1,929             123,687
AMERIGROUP Corp.(a)                                    2,100              53,340
AMN Healthcare Services, Inc.(a)                       5,650             106,785
AmSurg Corp.(a)                                        3,200              85,760
Apria Healthcare Group, Inc.(a)                        5,410             103,926
Centene Corp.(a)                                       1,700              37,927
Chemed Corp.                                           1,160              49,648
Cross Country Healthcare, Inc.(a)                      1,010              16,110
CryoLife, Inc.(a)                                        800              10,872
Gentiva Health Services, Inc.(a)                       2,380              60,785
Health Net, Inc.(a)                                    4,390             122,744
HealthExtras, Inc.(a)                                  7,140             214,271
HealthSpring, Inc.(a)                                  1,890              36,761
Healthways, Inc.(a)                                    3,080              78,263
Henry Schein, Inc.(a)                                  4,210             225,488
inVentiv Health, Inc.(a)                               4,650             112,344
Kindred Healthcare, Inc.(a)                            4,840             130,535
LCA-Vision, Inc.                                       8,020              47,158
LHC Group, Inc.(a)                                     6,610             185,212
LifePoint Hospitals, Inc.(a)                           2,320              66,422
Lincare Holdings, Inc.(a)                              5,060             163,033
Magellan Health Services, Inc.(a)                      1,710              71,392
MedCath Corp.(a)                                       2,280              42,568
Molina Healthcare, Inc.(a)                             2,770              82,657
Odyssey Healthcare, Inc.(a)                            1,220              11,492
Omnicare, Inc.                                         7,470             219,917
Owens & Minor, Inc.                                    2,740             125,821
Pediatrix Medical Group, Inc.(a)                       2,850             138,652
PharMerica Corp.(a)                                    4,440             105,006
PSS World Medical, Inc.(a)                             2,120              35,531

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

HEALTH CARE PROVIDERS & SERVICES -- CONTINUED
Psychiatric Solutions, Inc.(a)                         6,630         $   232,183
RehabCare, Inc.(a)                                       680              11,261
Res-Care, Inc.(a)                                        880              16,157
Sunrise Senior Living, Inc.(a)                         4,280              76,740
USANA Health Sciences, Inc.(a)                         3,800             129,542
VCA Antech, Inc.(a)                                    5,820             169,595
WellCare Health Plans, Inc.(a)                         1,680              66,074
                                                                     -----------
                                                                       3,616,978
                                                                     -----------
HEALTH CARE TECHNOLOGY (0.1%)
Omnicell, Inc.(a)                                      1,190              19,338
Phase Forward, Inc.(a)                                 1,550              28,520
                                                                     -----------
                                                                          47,858
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (1.5%)
Bob Evans Farms, Inc.                                  3,020              86,493
Brinker International, Inc.                            3,870              71,169
California Pizza Kitchen, Inc.(a)                        990              12,919
CBRL Group, Inc.                                       1,150              27,795
CEC Entertainment, Inc.(a)                             3,650             127,239
Cheesecake Factory(a)                                  4,970              69,978
CKE Restaurants, Inc.                                  3,640              44,663
International Speedway Corp., Class A                  1,580              58,128
Jack in the Box, Inc.(a)                               2,310              49,850
LIFE TIME FITNESS, Inc.(a)                             1,580              47,068
Marcus Corp.                                             790              12,569
O'Charley's, Inc.                                      7,050              79,312
P.F. Chang's China Bistro, Inc.(a)                     4,020             104,520
Panera Bread Co., Class A(a)                           4,210             210,921
Papa John's International, Inc.(a)                     3,930             111,180
Red Robin Gourmet Burgers, Inc.(a)                       830              20,609
Ruby Tuesday, Inc.(a)                                 10,100              69,488
Ruth's Chris Steak House, Inc.(a)                        830               3,959
Sonic Corp.(a)                                         5,440              82,090
Texas Roadhouse, Inc., Class A(a)                      1,760              16,333
The Steak n Shake Co.(a)                               3,590              24,735
Triarc Cos., Inc., Class B                            13,920              77,674
                                                                     -----------
                                                                       1,408,692
                                                                     -----------
HOUSEHOLD DURABLES (2.5%)
American Greetings Corp., Class A                      1,970              29,195
Bassett Furniture Industries, Inc.                    19,120             227,337
Blyth, Inc.                                              920              13,386
Champion Enterprises, Inc.(a)                          2,450               9,678
Ethan Allen Interiors, Inc.                            2,720              68,272
Furniture Brands International, Inc.                  19,650             233,245
Hovnanian Enterprises, Inc., Class A(a)                1,370               9,631
Interface, Inc.                                        1,830              21,686
La-Z-Boy, Inc.                                        24,660             181,991
Libbey, Inc.                                           4,060              36,824
M.D.C. Holdings, Inc.                                  1,560              64,771
M/I Homes, Inc.                                       11,850             224,558
Meritage Homes Corp.(a)                                8,600             155,230
Mohawk Industries, Inc.(a)                             2,360             139,169
National Presto Industries, Inc.                       1,860             132,953
NVR, Inc.(a)                                             466             257,381
Russ Berrie & Co., Inc.(a)                               610               5,923
Ryland Group, Inc.                                     7,070             145,571
Skyline Corp.                                            490              12,774
Standard Pacific Corp.                                22,750              75,985
Toll Brothers, Inc.(a)                                 9,940             199,695
Tupperware Corp.                                       2,350              91,650
Universal Electronics, Inc.(a)                           660              14,995
                                                                     -----------
                                                                       2,351,900
                                                                     -----------
HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)                  24,690             103,204
Church & Dwight Co., Inc.                              3,460             189,850
Energizer Holdings, Inc.(a)                            3,340             238,276
Spectrum Brands, Inc.(a)                               7,970              20,084
WD-40 Co.                                                670              22,894
                                                                     -----------
                                                                         574,308
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.                                      2,680              86,484
                                                                     -----------
INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.                                    2,310              70,663
Standex International Corp.                            6,600             144,474
Teleflex, Inc.                                         2,240             137,357
Tredegar Corp.                                         3,980              65,192
                                                                     -----------
                                                                         417,686
                                                                     -----------
INSURANCE (3.8%)
American Financial Group, Inc.                         4,630             134,131
Arthur J. Gallagher & Co.                              4,730             120,284
Brown & Brown, Inc.                                    7,210             126,680
Delphi Financial Group, Inc., Class A                  1,805              45,035
Everest Re Group Ltd.                                  3,200             261,760
Fidelity National Financial, Inc., Class A            18,670             249,431
First American Financial Corp.                         7,200             181,440
HCC Insurance Holdings, Inc.                           4,120              93,318
Hilb, Rogal & Hobbs Co.                                1,640              71,094
Horace Mann Educators Corp.                            3,110              43,105
Infinity Property & Casualty Corp.                     3,040             135,462
LandAmerica Financial Group, Inc.                      7,300              83,877
Mercury General Corp.                                  2,900             146,479
Old Republic International Corp.                      14,320             150,360
Philadelphia Consolidated Holding Corp.(a)             4,330             253,089
Presidential Life Corp.                                4,470              71,699
ProAssurance Corp.(a)                                  1,480              72,431
Protective Life Corp.                                  4,630             166,495
RLI Corp.                                                980              53,528
Safety Insurance Group, Inc.                           3,330             141,425
Selective Insurance Group, Inc.                        4,070              87,912
StanCorp Financial Group, Inc.                         2,080             102,731
Stewart Information Services Corp.                     8,360             145,966
The Hanover Insurance Group, Inc.                      3,110             133,481
The Navigators Group, Inc.(a)                            700              33,292
The PMI Group, Inc.                                    7,530              18,900
Tower Group, Inc.                                        790              17,996
United Fire & Casualty Co.                             2,090              56,785
Unitrin, Inc.                                          3,600              99,324
W.R. Berkley Corp.                                     8,400             198,408

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

INSURANCE -- CONTINUED
Zenith National Insurance Corp.                        4,145         $   142,629
                                                                     -----------
                                                                       3,638,547
                                                                     -----------
INTERNET & CATALOG RETAIL (0.1%)
Netflix, Inc.(a)                                       1,760              54,366
                                                                     -----------
INTERNET SOFTWARE & SERVICES (1.9%)
Bankrate, Inc.(a)                                      3,650             114,793
Blue Nile, Inc.(a)                                       760              29,275
Concur Technologies, Inc.(a)                           3,810             157,048
DealerTrack Holdings, Inc.(a)                          5,110              79,614
Digital River, Inc.(a)                                 6,070             242,132
InfoSpace, Inc.                                        5,720              53,997
J2 Global Communications, Inc.(a)                      8,540             204,704
McAfee, Inc.(a)                                        8,090             264,947
Perficient, Inc.(a)                                    1,110              11,178
PetMed Express, Inc.(a)                               11,050             160,225
Stamps.com, Inc.(a)                                    5,940              80,843
The Knot, Inc.(a)                                        880               7,709
United Online, Inc.                                    9,840             106,862
ValueClick, Inc.(a)                                    6,870              81,753
Websense, Inc.(a)                                      7,970             166,334
                                                                     -----------
                                                                       1,761,414
                                                                     -----------
IT SERVICES (1.9%)
3Com Corp.(a)                                         12,320              23,162
Acxiom Corp.                                           7,840             100,665
Alliance Data Systems Corp.(a)                         4,060             260,449
Broadridge Financial Solutions, Inc.                   4,970             102,879
CACI International, Inc., Class A(a)                   2,800             125,888
Cerner Corp.(a)                                        3,540             158,096
Ciber, Inc.(a)                                         9,010              63,701
CSG Systems International, Inc.(a)                     1,160              20,578
CyberSource Corp.(a)                                   2,416              42,884
DST Systems, Inc.(a)                                   3,550             214,526
Gartner, Inc.(a)                                       4,080              99,389
Gevity HR, Inc.                                       25,020             186,399
Global Payments, Inc.                                  4,470             197,976
ManTech International Corp., Class A(a)                  820              45,789
MAXIMUS, Inc.                                            960              35,626
MPS Group, Inc.(a)                                     3,040              35,021
SI International, Inc.(a)                                670              12,248
SRA International, Inc., Class A(a)                    3,460              75,947
StarTek, Inc.(a)                                         440               3,969
Sykes Enterprises, Inc.(a)                             1,130              19,956
                                                                     -----------
                                                                       1,825,148
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat, Inc.                                      10,500              93,450
Brunswick Corp.                                       11,400             147,060
Callaway Golf Co.                                      2,270              28,784
JAKKS Pacific, Inc.(a)                                 1,180              25,936
MarineMax, Inc.(a)                                     6,320              41,586
Nautilus Group, Inc.                                  19,540              95,355
Polaris Industries, Inc.                               3,070             131,396
Pool Corp.                                             6,860             151,469
RC2 Corp.(a)                                             900              20,664
Sturm, Ruger & Co., Inc.(a)                              730               4,416
                                                                     -----------
                                                                         740,116
                                                                     -----------
LIFE SCIENCES TOOLS AND SERVICES (1.5%)
Affymetrix, Inc.(a)                                    6,910              54,451
Cambrex Corp.(a)                                       8,270              62,935
Charles River Laboratories International, Inc.(a)      3,180             211,343
Covance, Inc.(a)                                       2,920             268,056
Dionex Corp.(a)                                        1,780             123,745
Enzo Biochem, Inc.(a)                                  1,040              14,778
Invitrogen Corp.(a)                                    6,360             282,066
Kendle International, Inc.(a)                          1,860              76,539
PAREXEL International Corp.(a)                         1,920              56,122
Pharmaceutical Product Development, Inc.               5,660             215,872
Pharmanet Development Group, Inc.(a)                   2,270              54,775
                                                                     -----------
                                                                       1,420,682
                                                                     -----------
MACHINERY (4.4%)
AGCO Corp.(a)                                          3,500             209,475
Albany International Corp., Class A                    1,290              37,023
Applied Industrial Technologies, Inc.                  1,310              35,003
Astec Industries, Inc.(a)                                770              24,578
Barnes Group, Inc.                                     1,770              39,984
Briggs & Stratton Corp.                                5,210              70,543
Cascade Corp.                                            430              18,868
CLARCOR, Inc.                                          2,010              77,425
Crane Co.                                              2,040              72,420
Donaldson Co., Inc.                                    3,870             174,576
EnPro Industries, Inc.(a)                                960              34,570
Federal Signal Corp.                                   9,340             134,216
Flowserve Corp.                                        2,170             289,348
Gardner Denver, Inc.(a)                                2,060              93,936
Graco, Inc.                                            4,380             158,687
Harsco Corp.                                           3,180             172,038
IDEX Corp.                                             3,070             116,138
Intevac, Inc.(a)                                       6,520              69,438
Joy Global, Inc.                                       5,910             426,820
Kaydon Corp.                                           1,260              59,749
Kennametal, Inc.                                       2,970              88,387
Lincoln Electric Holdings, Inc.                        1,760             141,416
Lindsay Manufacturing Co.                                480              44,290
Lydall, Inc.(a)                                        5,430              84,491
Mueller Industries, Inc.                               2,550              65,459
Nordson Corp.                                          1,420             100,337
Oshkosh Truck Corp.                                    3,120              56,285
Pentair, Inc.                                          3,770             130,517
Robbins & Myers, Inc.                                  1,380              70,063
SPX Corp.                                              2,120             268,774
The Timken Co.                                         4,870             160,807
Toro Co.                                               2,930              95,372
Trinity Industries, Inc.                               5,020             188,953
Valmont Industries, Inc.                                 710              75,906
Wabash National Corp.                                 24,940             231,942

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

MACHINERY -- CONTINUED
Watts Water Technologies, Inc.                         1,230         $    36,334
                                                                     -----------
                                                                       4,154,168
                                                                     -----------
MARINE (0.3%)
Alexander & Baldwin, Inc.                              1,780              77,234
Kirby Corp.(a)                                         2,080              99,258
Overseas Shipholding Group, Inc.                       1,210              95,287
                                                                     -----------
                                                                         271,779
                                                                     -----------
MEDIA (1.0%)
4Kids Entertainment, Inc.(a)                             470               4,051
AH Belo Corp., Class A                                   670               3,618
Belo Corp., Class A                                    6,960              47,258
DreamWorks Animation SKG, Inc., Class A(a)             7,740             229,878
Entercom Communications Corp., Class A                 7,330              44,933
Harte-Hanks, Inc.                                      1,540              19,111
John Wiley & Sons, Inc., Class A                       3,290             149,169
Lamar Advertising Co., Class A(a)                      3,330             126,474
Lee Enterprises, Inc.                                 11,060              33,401
Live Nation, Inc.(a)                                   7,270              91,747
Media General, Inc., Class A                           7,970             101,060
Radio One, Inc., Class D(a)                            3,110               3,079
Scholastic Corp.                                       2,340              60,349
Valassis Communications, Inc., Class A(a)              7,650              67,473
                                                                     -----------
                                                                         981,601
                                                                     -----------
METALS & MINING (2.2%)
A.M. Castle & Co.                                      2,330              47,159
AMCOL International Corp.                                770              24,578
Brush Engineered Materials, Inc.(a)                    2,360              56,475
Carpenter Technology Corp.                             1,930              74,691
Century Aluminum Co.(a)                                1,150              68,333
Cleveland-Cliffs, Inc.                                 5,860             635,283
Commercial Metals Co.                                  8,100             241,785
Gibraltar Industries, Inc.                             7,780             123,002
Olympic Steel, Inc.                                      370              18,815
Patriot Coal Corp.(a)                                  1,060             133,719
Reliance Steel & Aluminum Co.                          2,410             152,216
RTI International Metals, Inc.(a)                      1,040              28,350
Steel Dynamics, Inc.                                  11,130             352,598
Worthington Industries, Inc.                           5,130              91,006
                                                                     -----------
                                                                       2,048,010
                                                                     -----------
MULTI-UTILITIES (2.1%)
Alliant Energy Corp.                                   5,370             173,075
Avista Corp.                                           4,370              98,849
CH Energy Group, Inc.                                  3,040             110,200
Energy East Corp.                                      9,320             232,907
MDU Resources Group, Inc.                              6,640             211,882
NSTAR                                                  4,990             158,981
OGE Energy Corp.                                       4,900             160,328
PNM Resources, Inc.                                    7,850              91,924
Puget Energy, Inc.                                     6,520             179,561
SCANA Corp.                                            5,830             210,988
Vectren Corp.                                          5,040             147,168
Wisconsin Energy Corp.                                 4,500             203,040
                                                                     -----------
                                                                       1,978,903
                                                                     -----------
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)                                4,280              28,633
Fred's, Inc.                                          11,010             141,589
Saks, Inc.(a)                                          4,950              50,441
The Andersons, Inc.                                      780              35,451
Tuesday Morning Corp.(a)                              24,710              94,886
                                                                     -----------
                                                                         351,000
                                                                     -----------
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)                   2,660              81,955
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS (3.8%)
Arch Coal, Inc.                                        5,390             303,511
Bill Barrett Corp.(a)                                  1,320              54,305
Cimarex Energy Co.                                     5,210             271,493
Denbury Resources, Inc.(a)                            11,190             314,887
Encore Acquisition Co.(a)                              6,520             403,392
Forest Oil Corp.(a)                                    3,310             188,769
Frontier Oil Corp.                                     6,600             120,450
Hornbeck Offshore Services, Inc.(a)                    3,250             144,885
Newfield Exploration Co.(a)                            6,020             294,860
Penn Virginia Corp.                                    3,300             200,475
Petroleum Development Corp.(a)                         2,470             136,616
PetroQuest Energy, Inc.(a)                             1,450              30,261
Pioneer Drilling Co.(a)                                1,560              24,788
Pioneer Natural Resources Co.                          5,690             338,270
Plains Exploration & Production Co.(a)                 4,260             238,432
Quicksilver Resources, Inc.(a)                         5,600             146,496
St. Mary Land & Exploration Co.                        5,100             217,056
Stone Energy Corp.(a)                                  1,130              57,653
Swift Energy Co.(a)                                    1,230              62,509
World Fuel Services Corp.                              1,220              29,402
                                                                     -----------
                                                                       3,578,510
                                                                     -----------
PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies, Inc.(a)                          1,250              12,188
Deltic Timber Corp.                                    2,330             141,314
Louisiana-Pacific Corp.                                9,030              76,394
Neenah Paper, Inc.                                       870              16,252
Wausau-Mosinee Paper Corp.                            10,420              92,321
                                                                     -----------
                                                                         338,469
                                                                     -----------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.                                     2,880              77,270
Chattem, Inc.(a)                                       1,550              99,929
NBTY, Inc.(a)                                          4,560             157,274
                                                                     -----------
                                                                         334,473
                                                                     -----------
PHARMACEUTICALS (0.9%)
Alpharma, Inc., Class A(a)                             1,710              38,834
Cubist Pharmaceuticals, Inc.(a)                        2,050              46,453
Endo Pharmaceuticals Holdings, Inc.(a)                 8,680             200,942

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

PHARMACEUTICALS -- CONTINUED
Medicis Pharmaceutical Corp., Class A                  3,770         $    69,217
Noven Pharmaceuticals, Inc.(a)                           910              11,302
Par Pharmaceutical Cos., Inc.(a)                       4,420              76,466
Perrigo Co.                                            2,930             103,224
Salix Pharmaceuticals Ltd.(a)                          1,520              12,130
Sciele Pharma, Inc.                                    4,340              80,941
Sepracor, Inc.(a)                                      9,820             171,653
Valeant Pharmaceuticals International(a)               3,230              55,298
ViroPharma, Inc.(a)                                    2,360              29,052
                                                                     -----------
                                                                         895,512
                                                                     -----------
RADIO BROADCASTING (0.1%)
Arbitron, Inc.                                         2,920             137,240
                                                                     -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)
Forestar Real Estate Group, Inc.(a)                    1,450              26,216
                                                                     -----------
REAL ESTATE INVESTMENT TRUST (5.7%)
Acadia Realty Trust                                    1,040              23,598
Alexandria Real Estate Equities, Inc.                  1,480             152,825
AMB Property Corp.                                     3,910             191,434
BioMed Realty Trust, Inc.                              5,740             148,092
BRE Properties, Inc.                                   3,000             146,640
Camden Property Trust                                  3,490             171,638
Colonial Properties Trust                              8,010             159,880
Cousins Properties, Inc.                               3,060              67,228
DiamondRock Hospitality Co.                            6,130              56,519
Duke Realty Corp.                                      7,680             189,926
Eastgroup Properties, Inc.                             1,130              52,432
Entertainment Properties Trust                         2,350             126,054
Equity One, Inc.                                       2,710              52,330
Essex Property Trust, Inc.                             1,230             149,260
Extra Space Storage, Inc.                              2,320              32,874
Federal Realty Investment Trust                        2,490             180,799
Health Care REIT, Inc,                                 4,510             224,914
Highwood Properties, Inc.                              4,710             171,915
Home Properties, Inc.                                  2,820             155,156
Hospitality Properties Trust                           6,090             129,717
Inland Real Estate Corp.                               3,970              59,352
Kilroy Realty Corp.                                    1,650              75,587
Kite Realty Group Trust                                4,440              55,145
Lexington Corp. Properties Trust                       6,610              95,184
Liberty Property Trust                                 5,790             210,756
LTC Properties, Inc.                                   2,330              68,106
Macerich Co.                                           3,050             168,756
Mack-Cali Realty Corp.                                 4,800             184,224
Medical Properties Trust, Inc.                         7,920              87,833
Mid-America Apartment Communities, Inc.                2,670             153,445
National Retail Properties, Inc.                       4,620              97,667
Nationwide Health Properties, Inc.                     4,980             184,808
Parkway Properties, Inc.                               3,120             110,105
Pennsylvania Real Estate Investment Trust              5,480             100,942
Potlatch Corp.                                         1,660              77,306
PS Business Parks, Inc.                                1,430              75,218
Rayonier, Inc.                                         2,930             136,890
Realty Income Corp.                                    4,760             119,904
Regency Centers Corp.                                  2,960             176,120
Senior Housing Properties Trust                        6,090             128,194
Sovran Self Storage, Inc.                              2,340              97,835
Tanger Factory Outlet Centers, Inc.                    1,320              49,289
UDR, Inc.                                              6,610             168,819
Weingarten Realty Investors                            4,160             126,838
                                                                     -----------
                                                                       5,391,554
                                                                     -----------
REAL ESTATE MANAGEMENT - SERVICE (0.1%)
Jones Lang LaSalle, Inc.                               2,920             139,109
                                                                     -----------
RESTAURANTS (0.2%)
Chipotle Mexican Grill, Inc., Class A(a)               2,000             137,000
DineEquity, Inc.                                         800              18,480
                                                                     -----------
                                                                         155,480
                                                                     -----------
ROAD & RAIL (1.7%)
Arkansas Best Corp.                                    6,690             248,467
Atmel Corp.(a)                                        13,390              47,267
Avis Budget Group, Inc.(a)                            13,750              83,875
Con-way, Inc.                                          1,970              99,603
Heartland Express, Inc.                                5,063              86,273
J.B. Hunt Transport Services, Inc.                     3,160             116,857
Kansas City Southern(a)                                3,020             166,100
Knight Transportation, Inc.                            6,320             119,574
Landstar System, Inc.                                  4,460             225,587
Old Dominion Freight Line, Inc.(a)                     1,065              39,085
Wabtec Corp.                                           1,840             102,120
Werner Enterprises, Inc.                               3,590              85,478
YRC Worldwide, Inc.(a)                                12,290             207,701
                                                                     -----------
                                                                       1,627,987
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Actel Corp.(a)                                           870              11,963
Advanced Energy Industries, Inc.(a)                    1,310              18,104
ATMI, Inc.(a)                                          1,450              32,669
Axcelis Technologies, Inc.(a)                          3,090              15,512
Brooks Automation, Inc.(a)                             2,150              16,792
Cabot Microelectronics Corp.(a)                        1,150              44,896
Cohu, Inc.                                               820              13,054
Cree, Inc.(a)                                          6,880             133,472
Cymer, Inc.(a)                                         1,460              38,675
Cypress Semiconductor Corp.(a)                         5,780             157,505
Diodes, Inc.(a)                                        2,920              75,832
DSP Group, Inc.(a)                                     1,000               7,060
Exar Corp.(a)                                          1,430              11,011
Fairchild Semiconductor International, Inc.(a)         4,340              52,731
FEI Co.(a)                                             1,550              39,137
Integrated Device Technology, Inc.(a)                  6,170              61,823
International Rectifier Corp.(a)                       3,000              50,640
Intersil Corp., Class A                                4,850             117,030
Kopin Corp.(a)                                         2,090               6,751
Kulicke & Soffa Industries, Inc.(a)                    1,730              11,003
Lam Research Corp.(a)                                  4,960             163,134
Micrel, Inc.                                           1,560              14,851
Microsemi Corp.(a)                                     2,950              76,582
MKS Instruments, Inc.(a)                               1,800              37,080

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- CONTINUED
Pericom Semiconductor Corp.(a)                           860         $    12,264
Photronics, Inc.(a)                                    7,020              29,835
RF Micro Devices, Inc.(a)                              8,910              29,136
Rudolph Technologies, Inc.(a)                          3,800              33,174
Semtech Corp.(a)                                       2,080              30,306
Silicon Laboratories, Inc.(a)                          4,980             162,896
Skyworks Solutions, Inc.(a)                            5,340              50,516
Standard Microsystems Corp.(a)                         1,040              27,581
Supertex, Inc.(a)                                        700              21,007
TriQuint Semiconductor, Inc.(a)                        4,290              24,153
Ultratech, Inc.(a)                                       800              11,792
Varian Semiconductor Equipment Associates, Inc.(a)     3,060              89,413
Veeco Instruments, Inc.(a)                             1,130              18,396
                                                                     -----------
                                                                       1,747,776
                                                                     -----------
SOFTWARE (3.0%)
ACI Worldwide, Inc.(a)                                 5,800             113,448
Activision Blizzard, Inc.(a)                          11,020             396,500
Advent Software, Inc.(a)                                 830              36,138
Ansoft Corp.(a)                                        4,260             152,125
ANSYS, Inc.(a)                                         4,430             203,248
Blackbaud, Inc.                                        4,200              75,012
Cadence Design Systems, Inc.(a)                        9,240              68,284
Captaris, Inc.(a)                                        900               3,024
Catapult Communications Corp.(a)                         400               2,960
Epicor Software Corp.(a)                              11,480              77,605
EPIQ Systems, Inc.(a)                                  4,665              54,487
FactSet Research Systems, Inc.                         3,310             190,888
Fair Issac Corp.                                       3,700              82,362
Informatica Corp.(a)                                   3,200              51,808
Jack Henry & Associates, Inc.                          2,780              60,020
JDA Software Group, Inc.(a)                            1,020              17,411
Macrovision Solutions Corp.(a)                         5,460              82,992
Manhattan Associates, Inc.(a)                          1,020              25,031
Mentor Graphics Corp.(a)                               3,330              46,220
Metavante Technologies, Inc.(a)                        3,470              77,242
MICROS Systems, Inc.(a)                                4,630             146,678
Parametric Technology Corp.(a)                         4,130              79,998
Phoenix Technologies Ltd.(a)                             800               9,656
Progress Software Corp.(a)                             1,630              47,971
Quality Systems, Inc.                                  4,250             139,613
Radiant Systems, Inc.(a)                                 840               9,584
Secure Computing Corp.(a)                             10,630              41,776
Smith Micro Software, Inc.(a)                         10,430              75,096
Sonic Solutions(a)                                     7,890              40,634
SPSS, Inc.(a)                                          2,760              91,218
Sybase, Inc.(a)                                        2,990             100,494
Synopsys, Inc.(a)                                      5,370             128,987
Tyler Technologies, Inc.(a)                            5,000              79,900
Wind River Systems, Inc.(a)                            2,360              27,683
                                                                     -----------
                                                                       2,836,093
                                                                     -----------
SPECIALTY RETAIL (6.5%)
Aaron Rents, Inc.                                      2,060              56,588
Advance Auto Parts, Inc.                               5,590             229,693
Aeropostale, Inc.(a)                                   7,500             241,875
American Eagle Outfitters, Inc.                       10,730             150,220
AnnTaylor Stores Corp.(a)                              2,520              56,826
Big 5 Sporting Goods Corp.                             2,890              23,091
Cabela's, Inc.(a)                                      3,200              37,184
CarMax, Inc.(a)                                        8,070             108,138
Cato Corp.                                             6,710             120,042
Charlotte Russe Holding, Inc.(a)                         790              10,238
Charming Shoppes, Inc.(a)                             28,520             155,434
Chico's FAS, Inc.(a)                                  18,160             101,151
Children's Place Retail Stores, Inc.(a)                1,110              42,236
Christopher & Banks Corp.                              5,610              48,807
Coldwater Creek, Inc.(a)                               1,950              12,714
Collective Brands, Inc.(a)                             5,940              76,507
CPI Corp.                                              2,120              29,192
Dick's Sporting Goods, Inc.(a)                         3,190              55,985
Dollar Tree, Inc.(a)                                   5,960             223,500
Finish Line, Inc., Class A(a)                         61,057             662,469
Foot Locker, Inc.                                     15,610             235,087
Genesco, Inc.                                          1,080              31,752
Group 1 Automotive, Inc.                               7,020             137,943
Guess?, Inc.                                           3,090              97,860
Gymboree Corp.(a)                                      3,970             148,478
Haverty Furniture Cos., Inc.                          17,020             194,368
Hibbett Sports, Inc.(a)                                5,170             108,829
Hot Topic, Inc.(a)                                     1,500               9,435
Jo-Ann Stores, Inc.(a)                                 9,900             217,503
Jos. A. Bank Clothiers, Inc.(a)                        3,672              82,253
Lithia Motors, Inc., Class A                          13,380              62,217
Men's Wearhouse, Inc.                                  2,210              44,001
Midas Group, Inc.(a)                                     510               7,329
Movado Group, Inc.                                       960              20,640
O'Reilly Automotive, Inc.(a)                           6,090             155,539
OfficeMax, Inc.                                       12,350             157,586
Pacific Sunwear of California, Inc.(a)                 7,540              65,673
PETsMart, Inc.                                         4,880             110,825
Rent-A-Center, Inc.(a)                                 7,820             165,784
Ross Stores, Inc.                                      8,290             314,688
Select Comfort Corp.(a)                               10,810              21,404
Sonic Automotive, Inc., Class A                        8,120              81,768
Stage Stores, Inc.                                    10,072             149,267
Stein Mart, Inc.                                      40,570             181,348
The Dress Barn, Inc.(a)                                6,380             102,909
The Pep Boys - Manny, Moe & Jack                      12,930              95,423
Tractor Supply Co.(a)                                  3,550             134,936
Tween Brands, Inc.(a)                                  1,070              14,734
Urban Outfitters, Inc.(a)                              8,300             273,983
Williams-Sonoma, Inc.                                  6,010             104,814
Zale Corp.(a)                                          5,820             128,738
Zumiez, Inc.(a)                                        4,910              72,472
                                                                     -----------
                                                                       6,171,476
                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS (1.4%)
Brown Shoe Co., Inc.                                   6,355             102,570
Crocs, Inc.(a)                                         6,620              29,393
Deckers Outdoor Corp.(a)                                 940             106,229
Fossil, Inc.(a)                                        3,210              85,964
Hanesbrands, Inc.(a)                                   3,630              77,827
Iconix Brand Group, Inc.(a)                            2,070              24,840
K-Swiss, Inc., Class A                                 6,930             107,138
Maidenform Brands, Inc.(a)                               700              10,717
Oxford Industries, Inc.                                5,240             110,250
Perry Ellis International, Inc.(a)                       630              13,703
Phillips-Van Heusen Corp.                              2,230              78,942

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    ----------       -----------
COMMON STOCKS -- CONTINUED

TEXTILES APPAREL & LUXURY GOODS -- CONTINUED
Quiksilver, Inc.(a)                                    4,150         $    31,830
Skechers U.S.A., Inc., Class A(a)                      1,390              26,271
The Timberland Co., Class A(a)                         6,200              88,908
The Warnaco Group, Inc.(a)                             3,550             148,922
Under Armour, Inc., Class A(a)                         3,910             113,976
UniFirst Corp.                                           680              30,444
Volcom, Inc.(a)                                        5,950             106,743
Wolverine World Wide, Inc.                             1,870              49,985
                                                                     -----------
                                                                       1,344,652
                                                                     -----------
THRIFTS & MORTGAGE FINANCE (1.1%)
Anchor BanCorp of Wisconsin, Inc.                      1,500              10,800
Astoria Financial Corp.                                4,600             102,902
Bank Mutual Corp.                                      3,870              45,279
BankAtlantic Bancorp, Inc., Class A                   20,980              28,533
Brookline Bancorp, Inc.                                4,410              42,997
Corus Bankshares, Inc.                                13,780              53,880
Dime Community Bancshares, Inc.                        3,270              54,707
Downey Financial Corp.                                 3,250               6,858
First Niagara Financial Group, Inc.                    8,980             125,630
FirstFed Financial Corp.(a)                            2,690              21,520
Flagstar Bancorp, Inc.                                21,820              96,881
Guaranty Financial Group, Inc.(a)                      3,950              13,074
New York Community Bancorp, Inc.                      15,510             257,776
TrustCo Bank Corp. NY                                  4,380              38,237
Washington Federal, Inc.                               4,550              84,630
Webster Financial Corp.                                4,510              89,569
                                                                     -----------
                                                                       1,073,273
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
Fastenal Co.                                           6,100             298,046
GATX Corp.                                             3,460             157,326
Lawson Products, Inc.                                  1,420              41,634
MSC Industrial Direct Co., Inc., Class A               2,030              96,831
United Rentals, Inc.(a)                                5,410              87,534
Watsco, Inc.                                           2,850             142,130
                                                                     -----------
                                                                         823,501
                                                                     -----------
WATER UTILITIES (0.1%)
American States Water Co.                                840              30,341
Aqua America, Inc.                                     4,110              65,143
                                                                     -----------
                                                                          95,484
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.                         4,320             183,168
                                                                     -----------
TOTAL COMMON STOCKS (COST $101,461,331)                               94,659,686
                                                                     -----------
SHORT-TERM INVESTMENTS (0.0%)

AIM Short Term Prime Money Market, 2.40%(b)           20,790              20,790
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $20,790)                               20,790
                                                                     -----------
TOTAL INVESTMENTS (COST $101,482,121) 100.0%                          94,680,476

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%                               (28,086)
                                                                     -----------
NET ASSETS 100.0%                                                    $94,652,390
                                                                     ===========

(a)   Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2008.
REIT  Real Estate Investment Trust

At July 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                   Net Unrealized
                                                         Tax Unrealized      Tax Unrealized         Appreciation
Fund                                      Tax Cost        Appreciation       (Depreciation)        (Depreciation)
---------------------------------        -------------------------------------------------------------------------
Small Mid-Cap Enhanced Index Fund        101,773,332       7,451,075          (14,543,931)           (7,092,856)

NOTES TO PORTFOLIO OF INVESTMENTS
Capstone Series Fund, Inc.
July 31, 2008
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157
--------------------------------------------------

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
    o Level 1 - quoted prices in active markets for identical assets.
    o Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used to for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds' net assets as of July 31, 2008:

                                                                LEVEL 2 - OTHER SIGNIFICANT         LEVEL 3 - SIGNIFICANT
                                LEVEL 1 - QUOTED PRICES               OBSERVABLE INPUTS              UNOBSERVABLE INPUTS
                            INVESTMENTS    OTHER FINANCIAL    INVESTMENTS    OTHER FINANCIAL     INVESTMENTS    OTHER FINANCIAL
              FUND NAME    IN SECURITIES     INVESTMENTS*    IN SECURITIES     INVESTMENTS*     IN SECURITIES     INVESTMENTS*
----------------------------------------------------------   --------------------------------   -------------------------------
Steward Small-Mid Cap
Enhanced Index Fund        $  94,680,476               -     $        -                         $         -
                           -------------------------------   --------------------------------   -------------------------------
                   TOTAL   $  94,680,476    $          -     $        -       $           -     $         -      $           -
                           ===============================   ================================   ===============================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act
    (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CAPSTONE SERIES FUND, INC.
            ----------------------------------------------------

By (Signature and Title)* /s/ Edward Jaroski
                         ---------------------------------------
                          Edward Jaroski, President

Date                      September 29, 2008
    ------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward Jaroski
                         ---------------------------------------
                          Edward Jaroski, President

Date                      September 29, 2008
    ------------------------------------------------------------

By (Signature and Title)* /s/ Carla Homer
                         ---------------------------------------
                          Carla Homer, Treasurer

Date                      September 29, 2008
    ------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.